Net Loss Per Share - Basic and Diluted Net Loss Per Share of Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 13, 2024	Jul. 21, 2024	Oct. 15, 2023	Jul. 23, 2023	Oct. 15, 2023	Oct. 13, 2024	Apr. 28, 2024	Apr. 30, 2023
Numerator:
Net loss	$ (9,310)	$ (10,006)	$ (7,283)	$ (3,046)	$ (10,329)	$ (19,316)	$ (6,789)	$ (7,525)
Cumulative unpaid dividends on Series I redeemable convertible preferred stock	0		(394)		(528)	0	(878)	0
Change in redemption amount of redeemable convertible preferred stock	0		0		(1,423)	0	(1,423)	0
Net loss attributable to common stockholders	(9,310)		(7,677)		(12,280)	(19,316)	(9,090)	(7,525)
Net loss attributable to common stockholders	$ (9,310)		$ (7,677)		$ (12,280)	$ (19,316)	$ (9,090)	$ (7,525)
Denominator:
Weighted average common shares outstanding, basic (in shares)	43,099,877		12,066,454		12,094,424	42,905,215	22,317,755	11,480,322
Dilutive awards outstanding (in shares)	0		0		0	0	0	0
Weighted average common shares outstanding, diluted (in shares)	43,099,877		12,066,454		12,094,424	42,905,215	22,317,755	11,480,322
Net loss per share:
Basic (in dollars per share)	$ (0.22)		$ (0.64)		$ (1.02)	$ (0.45)	$ (0.41)	$ (0.66)
Diluted (in dollars per share)	$ (0.22)		$ (0.64)		$ (1.02)	$ (0.45)	$ (0.41)	$ (0.66)